N-2 - USD ($)					3 Months Ended
		Jun. 27, 2024	May 10, 2024	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key		0000880406
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-279564
Investment Company Act File Number		811-06445
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		25
Entity Registrant Name		HERZFELD CARIBBEAN BASIN FUND, INC.
Entity Address, Address Line One		119 Washington Avenue, Suite 504
Entity Address, City or Town		Miami Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33139
City Area Code		(305)
Local Phone Number		777-1660
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Fee Table
Stockholder Transaction Expenses:
Sales load (as a percentage of the offering price)	--%*
Offering expenses borne by us	--%*
Dividend reinvestment plan fees	None
Total stockholder transaction expenses (as a percentage of offering price)
*	To be provided by amendment. The actual amounts in connection with any offering will be set forth in the prospectus supplement if applicable.

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[1]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to common shares):
Management Fees (1)	1.45%
Other expenses (estimated) (2)	2.00%
Acquired Fund Fees and Expenses (3)	0.00%
Total Annual Expenses (estimated) (3)	3.45%
(1)	During the fiscal year ended June 30, 2023, the Adviser voluntarily waived its management fee by 10 basis points (from 1.45% to 1.35%) in support of the Fund’s initiative to attempt to reduce the stock price discount to NAV. The Adviser has voluntarily agreed to waive its management fee by ten (10) basis points (from 1.45% to 1.35%) for any fiscal year beginning July 1, 2019 and ending June 30, 2025 if the Fund’s average discount to NAV during the preceding fiscal year is greater than 5%. The Adviser has further agreed to voluntarily waive its advisory fee on the Fund’s net assets in excess of $30 million by an additional ten (10) basis points. Accordingly, the Adviser’s advisory fee after the voluntary waivers is (i) 1.35% of the Fund’s assets up to and including $30 million and (ii) 1.25% of the Fund’s assets in excess of $30 million.

(2)	“Other Expenses” do not include expenses of the Fund incurred in connection with any Offer. However, these expenses will be borne by the holders of the shares of common stock of the Fund and result in a reduction in the net asset value, or “NAV”, of the shares of common stock.

(3)	“Acquired Fund Fees and Expenses” are less than 0.005%. Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Fund’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Fund and does not include “Acquired Fund” fees and expenses. The Fund’s Total Annual Expenses, after the Adviser’s voluntary waiver of 10 basis points of its management fee, is 3.35%.

Management Fees [Percent]	[2]	1.45%
Acquired Fund Fees and Expenses [Percent]	[3]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	2.00%
Total Annual Expenses [Percent]	[3]	3.45%
Expense Example [Table Text Block]
	Cumulative Expenses Paid for the Period of:
	1 year	3 years	5 years	10 years
An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return:	$35	$106	$179	$373

Expense Example, Year 01		$ 35
Expense Example, Years 1 to 3		106
Expense Example, Years 1 to 5		179
Expense Example, Years 1 to 10		$ 373
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus and any accompanying prospectus supplement contains a reference to fees or expenses paid by “us” or the Fund or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in the Fund.
Other Expenses, Note [Text Block]		“Other Expenses” do not include expenses of the Fund incurred in connection with any Offer. However, these expenses will be borne by the holders of the shares of common stock of the Fund and result in a reduction in the net asset value, or “NAV”, of the shares of common stock.
Acquired Fund Fees and Expenses, Note [Text Block]		“Acquired Fund Fees and Expenses” are less than 0.005%.
Acquired Fund Total Annual Expenses, Note [Text Block]		Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Fund’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Fund and does not include “Acquired Fund” fees and expenses. The Fund’s Total Annual Expenses, after the Adviser’s voluntary waiver of 10 basis points of its management fee, is 3.35%.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND POLICIES

Investment Policies - General

The Fund’s investment objective is to obtain long-term capital appreciation. This objective is fundamental and may not be changed without the prior approval of the holders of a majority of the Fund’s outstanding voting securities. The Fund pursues its objective by investing primarily in equity and equity-linked securities of public and private companies, including U.S.-based companies, (i) whose securities are traded principally on a stock exchange in a Caribbean Basin country, (ii) that have at least 50% of the value of their assets in a Caribbean Basin Country or (iii) that derive at least 50% of their total revenue from operations in a Caribbean Basin country (collectively referred to herein as “Caribbean Basin Companies”). Current income through receipt of interest or dividends from the Fund’s securities is incidental to the Fund’s efforts to attain its investment objective. The Fund invests in Caribbean Basin Companies that are likely, in the opinion of the Adviser, to benefit from political, legal and economic developments in the Caribbean Basin Countries. Under normal market conditions, the Fund invests at least 80% of its total assets in equity and equity-linked securities of Caribbean Basin Companies, including U.S.-based companies which engage in substantial trade with, and derive substantial revenue from, operations in the Caribbean Basin Countries. Total assets includes the amount of any borrowings for investment purposes. The Fund may invest more than 25% of its total assets in the securities of U.S.-based companies. U.S. law currently prohibits the Fund from investing its assets in securities of companies that benefit from free trade with Cuba (“companies strategically linked to Cuba”). Companies strategically linked to Cuba may include a company that benefits from free trade with Cuba, but does not meet the definition of Caribbean Basin Company set forth above. If permitted to make such investments upon a lifting or easing of the U.S. trade embargo against Cuba or pursuant to regulations promulgated by a department or agency of the U.S. Government, the Fund may invest up to 20% of its assets in equity and equity-linked securities of non-Caribbean Basin Companies strategically linked to Cuba.

The Fund’s investment objective is fundamental and may not be changed without the approval of the Fund’s outstanding voting securities. As used in this prospectus, a majority of the Fund’s outstanding voting securities means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Fund’s non-fundamental investment policies may be changed by its board without stockholder approval, but the Fund will not change its investment policies without notice to its stockholders. The Fund is designed primarily for long-term investment, and investors should not consider it a trading vehicle. An investment in the Fund’s shares should not constitute a complete investment program. The Fund’s NAV can be expected to fluctuate, and no assurance can be given that the Fund will continue to achieve its investment objective.

Equity securities of public and private companies that may be purchased by the Fund consist of common stock, convertible and non-convertible preferred stock (whether voting or non-voting), debt with equity warrants and unattached warrants. Debt issued with a warrant entitles the holder to purchase equity shares and differs from convertible debt because the conversion feature is in the form of a separately traded warrant. Equity-linked securities of public and private companies that may be purchased by the Fund consist of debt securities convertible into equity and securities such as warrants, options and futures, the prices of which are functions of the value of the equity securities receivable upon exercise or settlement thereof.

The Fund may also invest in the shares of other registered investment companies, some of which may be Caribbean Basin Companies. By investing in shares of investment companies, the Fund would indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Fund. Thus, the Fund’s investors may indirectly pay higher total operating expenses and other costs than they might pay by owning the underlying investment companies directly. The Adviser will continue to attempt to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower expenses than other investment companies. There can be no assurance that this result will continue to be achieved. In addition, Section 12(d)(1)(A) of the 1940 Act imposes limits on the amount of the investment of the Fund’s assets, and those of its affiliates, in any investment company and that provision may adversely affect the Fund’s ability to purchase or redeem shares issued by an investment company.

The Fund may invest in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund redeems shares or pays a distribution, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

The Fund may invest in securities that are not registered under the Securities Act (“restricted securities”). Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

Temporary Defensive Positions

The Fund may vary its investment policy for temporary defensive purposes when, in the opinion of the Adviser, such a change is warranted due to changes in the securities markets in which the Fund may invest or other economic or political conditions affecting such markets. For temporary defensive purposes, the Fund may reduce its position in equity and equity-linked securities and invest in U.S. Treasury bills and U.S. Dollar denominated bank time deposits and certificates of deposit rated high quality or better by any nationally recognized statistical rating service or, if unrated, of equivalent investment quality as determined by the Adviser. The banks whose obligations may be purchased by the Fund will include any member of the U.S. Federal Reserve System. The Fund does not seek to achieve its stated investment objective when it has assumed a temporary defensive position.

Special Leverage Considerations

Hedging Transactions

The Fund may employ one or more of the hedging techniques described below, primarily to protect against a decrease in the U.S. Dollar equivalent value of its portfolio securities denominated in foreign currencies or in the payments thereon that may result from an adverse change in foreign currency exchange rates. Conditions in the securities, futures, options and foreign currency markets will continue to determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund’s ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission (“CFTC”) and the Federal tax requirements applicable to regulated investment companies. See “Taxation.”

Pursuant to applicable law and subject to certain restrictions, the Fund may effect hedging transactions on a variety of U.S. and foreign exchanges. The operations of U.S. exchanges are considered to be subject to more stringent regulation and supervision than those of certain non-U.S. exchanges.

If any percentage limitations applicable to the transactions described below are exceeded due to market fluctuations after an initial investment, the Fund may not enter into new transactions of the type to which the exceeded limitation applies until the total of the Fund’s commitments with respect to such transactions falls within the applicable limitation.

Forward Foreign Currency Exchange Contracts

The Adviser believes that in some circumstances the purchase and sale of forward foreign currency exchange contracts (“forward contracts”) may help offset declines in the U.S. Dollar equivalent value of the Fund’s assets denominated in foreign currencies and in the income available for distribution to the Fund’s stockholders that would result from adverse changes in the exchange rate between the U.S. Dollar and such foreign currencies. For example, the U.S. Dollar equivalent value of the principal of and rate of return on, the Fund’s foreign denominated securities will decline if the exchange rate fluctuates between the U.S. Dollar and such foreign currency whereby the U.S. Dollar increases in value. Such a decline could be partially or completely offset by an increase in the value of a foreign currency forward contract. The Fund may purchase forward contracts involving either the currencies in which certain of its portfolio securities are denominated or, in cross-hedging transactions, other currencies, changes in the value of which correlate closely with the changes in the value of the currencies in which its portfolio securities are denominated. The Fund will enter into such cross-hedging transactions (i) only with respect to currencies whose foreign exchange rate changes historically have shown a high degree of correlation to changes in the foreign exchange rate of the currency in which the hedged asset is denominated (a “correlated currency”) and (ii) only when the Adviser believes that the increase in correlation risk is offset by the lower transaction costs and increased liquidity available for financial instruments denominated in the correlated currency.

The Fund may enter into forward contracts or maintain a net exposure on such contracts only if (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency or (ii) the Fund maintains cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account in an amount not less than the value of the Fund’s total assets committed to the consummation of the contract.

Although the use of forward contracts may protect the Fund against declines in the U.S. Dollar equivalent value of the Fund’s assets, such use may reduce the possible gain from advantageous changes in the value of the U.S. Dollar against particular currencies in which the Fund’s assets are denominated. Moreover, the use of forward contracts will not eliminate fluctuations in the underlying U.S. Dollar equivalent value of the prices of, or rates of return on, the assets held in the Fund’s portfolio.

The use of forward contracts subjects the Fund to certain risks. The matching of the increase in value of a forward contract and the decline in the U.S. Dollar equivalent value of the asset that is the subject of the hedge generally is not precise. The success of any of these techniques depends on the ability of the Adviser to predict correctly movements in foreign currency exchange rates. If the Adviser incorrectly predicts the direction of such movements or if unanticipated changes in foreign currency exchange rates occur, the Fund’s performance may be poorer than if it had not entered into such contracts. The cost to the Fund of engaging in forward contracts varies with such factors as the foreign currency involved, the length of the contract period and the prevailing market conditions, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. Dollar. Consequently, because the Fund may not always be able to enter into forward contracts at attractive prices, it may be limited in its ability to use such contracts to hedge its assets or for other risk management purposes. In addition, there can be no assurance that historical correlations between the movements of certain foreign currencies relative to the U.S. Dollar will continue.

Options on Foreign Currencies

The Fund may purchase and write put and call options on foreign currencies to protect against a decline in the U.S. Dollar equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. Dollar equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterparty at a predetermined price. A foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

As in the case of other types of options, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Any options on foreign currencies written by the Fund will be covered. A call option is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written, so long as the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian. The Fund covers any put option it writes on foreign currencies by holding with its custodian, in a segregated account, cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the option price.

The Fund may not purchase or write options on foreign currencies if, as a result, the Fund will have more than 20% of the value of its total assets invested in, or at risk with respect to, such options.

Futures Contracts

The Fund may enter into contracts for the purchase or sale for future delivery (“futures contracts”) of foreign stock or bond indices or other financial indices that the Adviser and the Manager determine are appropriate to hedge the risks associated with changes in interest rates or general fluctuations in the value of the Fund’s portfolio securities.

Pursuant to the regulations of the CFTC, and subject to certain restrictions, the Fund may purchase or sell futures contracts that are traded on U.S. exchanges that have been designated as contract markets by the CFTC. The Fund may also generally purchase or sell futures contracts that are subject to the rules of any foreign board of trade (“foreign futures contracts”). The Fund may not, however, trade a foreign futures contract based on a foreign stock index unless the contract has been approved by the CFTC for trading by U.S. persons.

The Fund is required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin is required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open.

Notwithstanding the foregoing, the Fund will generally only purchase or sell futures contracts (including foreign currency exchange contracts), or options thereon, for bona fide hedging purposes, as defined in applicable CFTC regulations. If the Fund purchases or sells such futures contracts (including foreign currency exchange contracts), or options thereon for purposes other than bona fide hedging transactions, in accordance with CFTC regulations, the Fund will in no event purchase or sell futures contracts if immediately thereafter the sum of the amounts of initial margin deposits and premiums on the Fund’s existing futures contracts would exceed 5% of the fair market value of the Fund’s total assets. The Adviser reserves the right to comply with such different standards as may be established by the CFTC with respect to the purchase or sale of futures contracts and foreign futures contracts.

Options on Securities and Options on Indices

The Fund may purchase or sell exchange traded or over-the-counter put and call options on its portfolio securities.

The Fund may write covered put and call options on portfolio securities to generate additional revenue for the Fund and, in certain circumstances, as a partial hedge (to the extent of the premium received less transaction costs) against a decline in the value of portfolio securities and in circumstances in which the Adviser anticipates that the price of the underlying securities will not increase above or fall below (in the case of put options) the exercise price of the option by an amount greater than the premium received (less transaction costs incurred) by the Fund. Although writing put and call options may generate additional revenue for the Fund, such revenue is incidental to the Fund’s efforts to achieve its investment objective. The Fund’s strategy limits potential capital appreciation in the portfolio securities subject to the options.

The Fund may write only covered options. “Covered” means that, so long as the Fund is obligated as the writer of a call option, it will own either the underlying securities or an option to purchase the same underlying securities having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or establish or maintain with its custodian for the term of the option a segregated account consisting of cash, U.S. government securities or other liquid, high-grade debt obligations having a value equal to the fluctuating market value of the option securities. The Fund will continue to cover any put option it writes by maintaining a segregated account with its custodian as described above.

The Fund may not purchase or write options on securities or options on indices if, as a result, the Fund will have more than 5% of the value of its total assets invested in, or at risk with respect to, either such class of options.

The Fund’s successful use of options and futures depends on the ability of the Adviser to predict the direction of the market, and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select equity and equity-linked securities for investment. The correlation between movements in the price of the option or future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases, with respect to stock index futures and options, as the composition of the Fund’s portfolio diverges from the composition of the index underlying such index futures and options. In addition, the ability of the Fund to close out a futures or options position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The securities the Fund is required to maintain in segregated accounts in connection with its hedging transactions are not available for investment in accordance with the Fund’s investment objective of long-term capital appreciation.

On U.S. exchanges, once an option contract has been accepted for clearance, the exchange clearing organization is substituted as both buyer and seller of the contract, thereby guaranteeing the financial integrity of the option contract. Options on securities and on indices traded on certain non-U.S. exchanges may not be so guaranteed by a clearing organization. The absence of such a role for a clearing organization on such a non-U.S. exchange would expose the Fund to the credit risk of its counterparty. If its counterparty were to default on its obligations, the Fund could lose the expected benefit of the transaction.

Repurchase Agreements

When cash may be available to the Fund for only a few days, the Fund may invest such cash in repurchase agreements until such time as it otherwise may be invested or used for payments of obligations of the Fund. In these transactions, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price and date. The resale price reflects the purchase price plus an agreed-upon market rate of interest, which is unrelated to the coupon rate or maturity of the security purchased. The obligation of the seller to pay the agreed-upon price is secured by the value of the underlying securities, which is maintained at the Fund’s custodian at a value at least equal to the resale price. The Adviser monitors the adequacy of the collateral on a daily basis to ensure that the collateral always equals or exceeds the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund could suffer a loss to the extent proceeds from the sale of collateral were less than the value of the contract.

The Fund may not invest its assets in repurchase agreements with a maturity of more than seven days, but the collateral securities may have maturities of more than one year. The Fund has not adopted an investment restriction limiting the value of its total assets not invested in accordance with its fundamental investment policy that may be invested in repurchase agreements. To minimize the risks of such investments, however, the Fund enters into repurchase agreements only with its custodian, other member banks of the Federal Reserve System having assets in excess of $1 billion, and recognized primary U.S. Government securities dealers determined by the Adviser, subject to review by the board of the Fund, to be creditworthy.

Repurchase agreements do not constitute cash, cash items, receivables or government securities for purposes of the federal tax diversification test. Therefore, the Fund limits its investments in repurchase agreements with any one bank, dealer, broker or other entity in order to comply with the federal tax diversification test.

Debt Securities

The Fund may invest up to 20% of its assets in non-equity linked debt securities including foreign denominated corporate debt and sovereign debt issued by foreign governments, their agencies or instrumentalities, or other government-related entities. Debt securities, such as bonds, involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt securities. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. All debt securities are subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. If interest rates move sharply in a manner not anticipated by the Adviser, a Fund’s investments in debt securities could be adversely affected and the Fund could lose money. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than will the market price of shorter-term debt securities. In addition, debt securities issued in foreign currency denominations will be subject to currency risk.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Securities Lending

The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable securities lending agent, administrative and custodial fees in connection with its loans.

Portfolio Turnover

It is the Fund’s policy to sell any security whenever, in the opinion of the Adviser, the appreciation possibilities of the security have been substantially realized or the business or market prospects for the issuer of such security have deteriorated, irrespective of the length of time that such security has been held. In addition, the Fund from time to time may engage in short-term transactions in order to take advantage of what the Adviser believes to be market inefficiencies in the pricing of equity and equity-linked securities. The Adviser expects that the Fund’s annual rate of portfolio turnover may exceed 100% at times when the Fund is taking advantage of short-term trading opportunities or if a complete reallocation of the Fund’s investment portfolio becomes advisable. A 100% annual turnover rate would occur if all of the securities in the Fund’s portfolio were replaced once within a period of one year. The turnover rate has a direct effect on the transaction costs borne by the Fund.

Investment Restrictions

The Fund has adopted certain investment restrictions, some of which are fundamental (i.e., may not be changed without the prior approval of the holders of a majority of the Fund’s outstanding voting securities) and others of which are non-fundamental (i.e., may be changed with the approval of a majority of the board only). For purposes of the fundamental and non-fundamental investment restrictions listed below and other investment restrictions of the Fund described in this prospectus, all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the Fund’s portfolio.

Fundamental Investment Restrictions

The following investment restrictions of the Fund are fundamental and may not be changed without the prior approval of the holders of a majority of the Fund’s outstanding voting securities. As used in this prospectus, a majority of the Fund’s outstanding voting securities means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Fund may not:

1.	Issue senior securities, pledge its assets or borrow money in excess of 10% of the total value of its assets (including the amount borrowed) less its liabilities (not including its borrowings) and other than for temporary or emergency purposes or for the clearance of transactions, except that the Fund may borrow from a bank or other entity in a privately arranged transaction for repurchases and/or tenders for its shares, if after such borrowing there is asset coverage of at least 300% as defined in the 1940 Act, and may pledge its assets to secure any permitted borrowing. For the purposes of this investment restriction, the Fund will not purchase additional portfolio securities while borrowings exceed 5% of the Fund’s total assets; and collateral arrangements with respect to the writing of options or the purchase or sale of futures contracts are not deemed a pledge of assets or the issuance of a senior security.

2.	Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in selling portfolio securities.

3.	Purchase or sell real estate or real estate mortgage loans, except that the Fund may purchase and sell securities secured by real estate or interests therein.

4.	Buy or sell commodities, commodity contracts or futures contracts (other than as described under “Investment Objective and Policies—Hedging Transactions”).

5.	Make loans, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements consistent with the Fund’s investment objective and policies.

6.	Invest 25% or more of the value of its total assets in a particular industry. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, but will apply to foreign government obligations until such time as the SEC permits their exclusion.

Non-Fundamental Investment Restrictions

The Fund has adopted certain investment restrictions that may not be changed without the prior approval of a majority of the board. Under its non-fundamental investment restrictions, the Fund may not:

1.	Purchase any securities (other than obligations of the U.S. government, its agencies or instrumentalities or securities of other regulated investment companies) if as a result more than 25% of the Fund’s total assets would be invested in securities of any single issuer.

2.	Purchase more than 10% of the outstanding voting securities of any one issuer.

3.	Make short sales of securities or maintain a short position in any security.

4.	Purchase securities on margin, except such short-term credits as may be necessary or routine for the clearance or settlement of transactions, and except that the Fund may engage in transactions as described under “Investment Objective and Policies--Hedging Transactions” and post margin in connection therewith consistent with its investment policies.

5.	Buy, sell or write put or call options (other than as described under “Special Leverage Considerations - Hedging Transactions”).

The Fund is also subject to certain diversification requirements with respect to its qualification as a “regulated investment company” under the Code. See “Taxation-- Federal Taxation of the Fund and its Distributions”.

As an additional non-fundamental investment restriction, the Fund will not guarantee the obligations of third parties. The Fund may invest in other investment companies, subject to limitations set forth in the 1940 Act.

Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

Investing in the Fund’s common stock provides an ownership interest in the Fund. Investing in any investment company security involves significant risk, including the risk that a stockholder may receive little or no return on the stockholder’s investment or that the stockholder may lose part or all of the stockholder’s investment. In addition to the other information contained in this prospectus and the applicable prospectus supplement, you should consider carefully the following information before making an investment in our securities. The risks below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, the net asset value and trading price, if any, of our common stock could decline, or the value of our subscription rights may decline, and you may lose all or part of your investment. Therefore, before investing, stockholders should consider carefully the following risks that are assumed when investing in the Fund.

Risks Related to Offerings Pursuant to this Prospectus

A stockholder’s interest in us will be diluted if we issue additional shares of common stock, which could reduce the overall value of an investment in us. Our stockholders do not have preemptive rights to any shares we issue in the future. Our Articles of Incorporation authorizes us to issue up to 100,000,000 shares of capital stock, all of which is currently designated as common stock. Our board may elect to sell additional shares in the future or issue equity interests in private offerings. To the extent we issue additional equity interests at or below net asset value, stockholders’ the percentage ownership interest in us may be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of our investments, holders of our common stock may also experience dilution in the book value and fair value of their shares.

Under the 1940 Act, we generally are prohibited from issuing or selling our common stock at a price below net asset value per share, which may be a disadvantage as compared with certain public companies. We may, however, sell our common stock, or warrants, options, or rights to acquire our common stock, at a price below the current net asset value of our common stock if our board of directors and independent directors determine that such sale is in our best interests and the best interests of our stockholders, and our stockholders, including a majority of those stockholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our board of directors, closely approximates the fair value of such securities (less any distributing commission or discount). If we raise additional funds by issuing common stock or senior securities convertible into, or exchangeable for, our common stock, then the percentage ownership of our stockholders at that time will decrease and holders of our common stock will experience dilution.

Certain provisions of the Maryland General Corporation Law could deter takeover attempts. The Maryland Control Share Acquisition Act (“MCSAA”) significantly restricts the voting rights of control shares of a Maryland corporation acquired in a control share acquisition. To the extent that the Fund opts in to the MCSAA, the MCSAA may make it more difficult for a third party to obtain control of us and increase the difficulty of consummating such a transaction. The Fund has not opted-in to the provisions of the Maryland Control Share Acquisition Act, but may do so in the future upon the determination of the Board.

A recent decision in the U.S. District Court for the District of Maryland had the effect of allowing a closed-end fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act. A recent decision by the U.S. District Court for the Southern District of New York, however, held that certain funds that opted into the MCSAA violated Section 18(i) of the 1940 Act. That decision is incompatible with the prior decision in Maryland federal court that allowed a registered closed-end fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end fund organized in Maryland can opt in to the MCSAA.

Discount From Net Asset Value

Shares of closed-end funds frequently trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that the Fund’s shares will trade at a discount from NAV is a risk separate and distinct from the risk that the Fund’s NAV will decrease. The risk of purchasing shares of a closed-end fund that might trade at a discount or unsustainable premium is more pronounced for investors who wish to sell their shares in a relatively short period of time after purchasing them because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The Fund’s shares are not redeemable at the request of stockholders. The Fund may repurchase its shares in the open market or in private transactions, although it has no present intention to do so. Stockholders desiring liquidity may, subject to applicable securities laws, trade their shares in the Fund on the NASDAQ Capital Market or other markets on which such shares may trade at the then current market value, which may differ from the then current NAV.

The NAV of our common stock may fluctuate significantly. The NAV and liquidity of the market for shares of our common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

●	changes in the value of our portfolio of investments;

●	changes in regulatory policies or tax guidelines;

●	distributions that exceed our net investment income and net income as reported according to generally accepted account principles in the United States;

●	changes in earnings or variations in operating results;

●	changes in accounting guidelines governing valuation of our investments;

●	departure of our Adviser or certain of their respective key personnel; and

●	general economic trends and other external factors.

Investing in our securities involves a high degree of risk. The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and includes volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our securities may not be suitable for someone with lower risk tolerance. See also, “Description of Common Stock - Share Repurchases and Tender Offers”.

Risks of Investing in Caribbean Basin Countries

The economies of Caribbean Basin Countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, and high unemployment. The emergence of the economies and securities markets of the Caribbean Basin Countries will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the economies of the Caribbean Basin Countries.

The currencies of foreign countries (including those foreign countries in the definition of the Caribbean Basin) are subject to fluctuations relative to the U.S. Dollar and foreign countries (including those foreign countries in the definition of the Caribbean Basin) have had to make major adjustments in their currencies from time to time. Also many Caribbean Basin Countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Caribbean Basin Countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Caribbean Basin Companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Caribbean Basin Countries.

In addition, governments of many Caribbean Basin Countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Caribbean Basin Countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. Investments in foreign markets may be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Certain Caribbean Basin Countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Caribbean Basin markets, an undermining of Caribbean Basin economic stability, the collapse or slowdown of the drive towards economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in the Caribbean Basin generally or in specific countries participating in such trade agreements.

The Caribbean Basin has experienced natural disasters, including hurricanes, droughts and floods, which have caused substantial damage to parts of the Caribbean Basin and have harmed the region’s economies. The possibility exists that another natural disaster could materially disrupt and adversely affect the economies of Caribbean Basin Countries. In addition, companies and industries in which the Fund invests may experience substantial disruptions in operations as a result of any such natural disasters.

The Caribbean Basin is vulnerable to environmental disasters, for instance the BP Oil spill in the Gulf of Mexico in 2010 had a widespread economic impact on the region, as did the damage caused by Hurricane Maria in 2017. The potential and impact of such occurrences in the future is impossible to gauge.

Other Caribbean Basin market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing contracts, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Caribbean Basin countries may be less extensive than those available to investors in the United States or other foreign countries.

Geographic Concentration Risk

The Fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Foreign Securities Risk

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.

Currency Risk

Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. Dollar. Changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Because the Fund’s assets are primarily invested in securities of Caribbean Basin Companies, and because some portion of revenues and income may be received in foreign currencies while Fund distributions will be made in dollars, the dollar equivalent of the Fund’s net assets and distributions would be adversely affected by reductions in the value of the foreign currencies relative to the dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. Conversely, when the U.S. Dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. Dollars. This risk, generally known as “currency risk,” means that a strong U.S. Dollar may reduce returns for U.S. investors while a weak U.S. Dollar may increase those returns. The Fund is managed with the assumption that most of its stockholders hold their assets in U.S. Dollars. As a result, and because distributions are made in U.S. Dollars, other non-U.S. investors will be adversely affected by reductions in the value of the U.S. Dollar relative to their home currency.

Governmental Supervision and Regulation/Accounting Standards

Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Some of the securities held by the Fund may not be registered with the SEC nor may the issuers be subject to the SEC’s reporting requirements. Thus, there may be less available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

In addition, the U.S. Government has from time to time imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors, including current prohibitions on U.S. investment in Cuba. Investments in securities of Cuban companies, if permitted by U.S. law, may be subject to certain political and economic risks in addition to the risks associated with investment in the securities of issuers domiciled in other foreign countries. The risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in such countries. Investments in securities of Cuban companies, if and when the Fund is permitted to invest in such securities, will be speculative and involve risks not usually associated with investments in securities of issuers in more developed market economies. See “Emerging Markets Risk” below.

Some foreign securities or nations impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Adviser to completely and accurately determine a company’s financial condition. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer (including Cuba, if U.S. restrictions on travel to Cuba are lifted), interviews with its management and consultation with accountants, bankers and other specialists.

Certain Risks of Holding Fund Assets Outside the United States

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

Emerging Markets Risk

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets, including many Caribbean Basin Countries, may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and civil unrest. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Emerging capital markets are developing in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/ earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund may need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Risks Related to Equity and Equity-Linked Securities

Common Stock Risks

The Fund may invest in common stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. The Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.

The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock Risks

The Fund may invest in preferred stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Some fixed rate preferred stock may have mandatory sinking fund provisions that provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

Convertible Securities Risks.

The Fund may invest in convertible securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that the Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

The Fund will invest in convertible securities based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that the Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

Risks of Other Equity-Linked Securities

Equity-linked securities are instruments whose value is based upon the value of one or more underlying equity securities, a reference rate or an index. Equity-linked securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of the underlying equity security, and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security.

Investments in equity-linked securities may subject the Fund to additional risks not ordinarily associated with investments in other equity securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, the Fund is subject to risks if the underlying equity security, reference rate or index underperforms, or if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Fund to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Fund’s portfolio.

Risks Relating to Our Adviser and its Affiliates

Conflicts of Interest Caused by Compensation Arrangements

The Adviser and its respective affiliates will receive substantial fees from us in return for their services. These fees could influence the advice provided to us. Generally, the more equity we sell in public offerings and the greater the risk assumed by us with respect to our investments, the greater the potential for growth in our assets and profits (and, correlatively, the fees payable by us to the Adviser). These compensation arrangements could affect our Adviser’s or its affiliates’ judgment with respect to public offerings of equity and investments made by us, which allow the Adviser to earn increased asset management fees.

Competition for the Time and Resources of the Adviser

The Adviser currently manages other investment entities and is not prohibited from raising money for and managing future investment entities that make the same types of investments as those we target. As a result, the time and resources that our Adviser devotes to us may be diverted, and during times of intense activity in other programs the Adviser may devote less time and resources to our business than is necessary or appropriate. In addition, we may compete with any such investment entity for the same investors and investment opportunities.

Conflicts of Interest in Connection with the Management of our Business Affairs

Our Adviser will experience conflicts of interest in connection with the management of our business affairs, including relating to the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services that may be provided by the Adviser and its affiliates to issuers in which we invest; investments by us and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to us versus other clients; the Adviser’s use of information gained from issuers in our portfolio for investments by other clients, subject to applicable law; and restrictions on the Adviser’s use of “inside information” with respect to potential investments by us.

Conflicts of Interest with the Adviser’s Management of Other Accounts

Because our Adviser manages assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), certain conflicts of interest are present. For instance, an Adviser may receive fees from certain accounts that are higher than the fees received by the Adviser from us, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager for the Adviser has an incentive to favor the higher fee and/or performance-based fee accounts over us. In addition, a conflict of interest exists to the extent an Adviser has proprietary investments in certain accounts, where its portfolio managers or other employees have personal investments in certain accounts, or when certain accounts are investment options in the Adviser’s employee benefit plans. The Adviser has an incentive to favor these accounts over us. The Adviser has policies and procedures in place to mitigate such conflicts and our board of directors monitors these conflicts.

Risk due to the Adviser’s Actions on Behalf of its Other Accounts and Clients

Our Adviser manages assets for accounts other than us, including private funds (for purposes of this section, Adviser Funds). Actions taken by an Adviser on behalf of its Adviser Funds may be adverse to us and our investments, which could harm our performance. For example, we may invest in the same credit obligations as other Adviser Funds, although, to the extent permitted under the 1940 Act, our investments may include different obligations of the same issuer. Decisions made with respect to the securities held by one Adviser Fund may cause (or have the potential to cause) harm to the different class of securities of the issuer held by other Adviser Funds (including us). As a further example, an Adviser may manage accounts that engage in short sales of (or otherwise take short positions in) securities or other instruments of the type in which we invest, which could harm our performance for the benefit of the accounts taking short positions, if such short positions cause the market value of the securities to fall.

Risk due to Inside Information

In the course of it duties, the members, officers, directors, employees, principals or affiliates of our Adviser may come into possession of material, non-public information. The possession of such information may, to our detriment, limit the ability of our Adviser to buy or sell a security or otherwise to participate in an investment opportunity for us. In certain circumstances, employees of our Adviser may serve as board members or in other capacities for portfolio or potential portfolio companies, which could restrict our ability to trade in the securities of such companies. For example, if personnel of our Adviser comes into possession of material non-public information with respect to our investments, such personnel will be restricted by our Adviser’s information-sharing policies and procedures or by law or contract from sharing such information with our management team, even where the disclosure of such information would be in our best interests or would otherwise influence decisions taken by the members of the management team with respect to that investment. This conflict and these procedures and practices may limit the freedom of our Adviser to enter into or exit from potentially profitable investments for us which could have an adverse effect on our results of operations. Accordingly, there can be no assurance that we will be able to fully leverage the resources and industry expertise of our Adviser’s other businesses. Additionally, there may be circumstances in which one or more individuals associated with our Adviser will be precluded from providing services to us because of certain confidential information available to those individuals or to other parts of the Adviser.

Risk in Transactions with Affiliates

We are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of a majority of the independent directors and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act, and we will generally be prohibited from buying or selling any securities from or to such affiliate on a principal basis. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction is considered a joint transaction. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company that is controlled by a fund managed by either the Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.

We may, however, invest alongside our Adviser’s and its affiliates’ other clients, including other entities it manages, which we refer to as affiliates’ other clients, in certain circumstances when doing so is consistent with applicable law and SEC staff interpretations and guidance. We may also invest alongside the other clients of our Adviser, as otherwise permissible under regulatory guidance, applicable regulations and the Adviser’s allocation policies. However, we can offer no assurance that investment opportunities will be allocated to us fairly or equitably in the short-term or over time.

In situations when co-investment with affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of exemptive relief granted to us by the SEC, our Adviser will need to decide which client or clients will proceed with the investment. Generally, we will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, we will not be permitted to participate. Moreover, except in certain circumstances, we are unable to invest in any issuer in which an affiliate’s other client holds a controlling interest.

Risk of Investments that Could Give Rise to a Conflict of Interest

We do not expect to invest in, or hold securities of, companies that are controlled by affiliates’ other clients. However, an affiliate’s other clients may invest in, and gain control over, one of our portfolio companies. If an affiliate’s other client, or clients, gains control over one of our portfolio companies, it may create conflicts of interest and may subject us to certain restrictions under the 1940 Act. As a result of these conflicts and restrictions our Adviser may be unable to implement our investment strategies as effectively as they could have in the absence of such conflicts or restrictions. For example, as a result of a conflict or restriction, our Adviser may be unable to engage in certain transactions that it would otherwise pursue. In order to avoid these conflicts and restrictions, our Adviser may choose to exit these investments prematurely and, as a result, we would forego any positive returns associated with such investments. In addition, to the extent that an affiliate’s other client holds a different class of securities than we as a result of such transactions, our interests may not be aligned.

Risks Relating to Our Adviser and its Affiliates

Operational Risk

The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Cybersecurity Risk

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or proprietary information, cause the Fund, the Adviser and/or their service providers to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund and the Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Share Price [Table Text Block]

Quarter	Price		NAV		Premium/(Discount)
Ended	High	Low	High	Low	High	Low
3/31/2024	$2.89	$2.56	$3.57	$3.25	-18.16%	-26.29%
12/31/2023	$3.40	$2.25	$5.24	$3.49	-19.66%	-52.33%
9/30/2023	$4.06	$3.31	$5.18	$4.50	-18.94%	-27.39%
6/30/2023	$3.95	$3.59	$4.97	$4.48	-15.96%	-21.53%
3/31/2023	$4.31	$3.60	$5.19	$4.36	-16.15%	-20.57%
12/31/2022	$4.36	$3.63	$5.20	$4.51	-14.92%	-20.29%
9/30/2022	$4.99	$3.62	$5.52	$4.48	-8.61%	-20.94%
6/30/2022	$5.31	$3.83	$6.05	$4.52	-7.30%	-16.28%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF COMMON STOCK

The Fund is authorized to issue up to 100,000,000 shares of capital stock, at $0.001 par value per share, all of which shares are classified as common stock. The board is authorized, however, to classify and reclassify any unissued shares of capital stock by setting or changing in any one or more respects the designation and number of shares of any such class or series, and the nature, rates, amounts and times at which and the conditions under which dividends shall be payable on, and the voting, conversion, redemption and liquidation rights of, such class or series and any other preferences, rights, restrictions and qualifications applicable thereto.

The Fund’s shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. The shares outstanding are fully paid and nonassessable. Stockholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the directors then nominated for election if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any directors. The foregoing description and the description under “Certain Provisions of Articles of Incorporation and Bylaws” below are subject to the provisions contained in the Fund’s Articles of Incorporation and Bylaws.

Title of Class	Authorized	Amount of Shares Held by the Fund for its Account	Amount of Shares Outstanding as of March 31, 2024
Shares of common stock	100,000,000	0 shares	15,133,299 Shares

The Fund will consider offering additional shares in the future based on, among other things, the lifting or easing of economic sanctions against Cuba. Other offerings of the Fund’s shares, if made, will require approval of the board. Any additional offering will be subject to the requirement of the 1940 Act that shares may not be sold at a price below the then current NAV, exclusive of underwriting discounts and commissions, except in connection with an offering to existing stockholders or with the consent of the holders of a majority of the Fund’s outstanding voting securities.

Share Repurchases and Tender Offers

In recognition of the possibility that the Fund’s shares might trade at a discount to NAV, the board may determine that it would be in the best interest of stockholders of the Fund to take action to attempt to reduce or eliminate a market value discount from NAV. The board may take action from time to time either to repurchase Fund shares in open market or private transactions or to make a tender offer for Fund shares at NAV. No assurance can be given that the directors will decide to undertake such action, or that any such repurchases or tender offers would reduce any market discount.

To that end, the board authorized the implementation of a plan to be instituted over a three-year period (beginning July 1, 2019 and ending June 30, 2022) to address the Fund’s trading discount to its NAV per share which includes (i) implementation of a managed distribution policy (see “Managed Distribution Policy”); (ii) a voluntary waiver by the Adviser of a part of its management fee under certain conditions (see “Investment Advisory Agreement”); and (iii) the adoption of a contingent tender offer policy (see “Tender Offer Policy” below). The Managed Distribution Policy has been extended and modified as further described below.

The Fund anticipates that the market price of its shares generally will continue to vary from NAV. The market price of the Fund’s shares is determined by a number of factors, including the relative demand for and supply of such shares in the market, the Fund’s investment performance, the Fund’s distributions and investor perception of the Fund’s overall attractiveness as an investment as compared with other investment alternatives. The fact that the Fund’s shares may be the subject of share repurchases or tender offers at NAV from time to time may reduce the spread between market price and NAV that otherwise might exist. In the opinion of the Adviser, stockholders may be less inclined to accept a significant discount on sales of the Fund’s shares if they have a reasonable expectation of being able to recover NAV in conjunction with a possible share repurchase or tender offer.

The price at which shareholders may tender their shares to the Fund will generally be a percentage of the market price of the Fund’s shares at the close of trading on the last day that shareholders can tender their shares. When a tender offer is made, notice will be provided describing the terms of the tender offer; and the notice will contain information shareholders should consider in deciding whether or not to participate in the tender offer (including the existence and amount of any repurchase fee that may be charged) and detailed instructions on how to tender shares.

Subject to the Fund’s investment restriction with respect to borrowing, the Fund may incur debt to finance repurchases and tenders. See “Investment Restrictions.” If the Fund incurs debt to finance such repurchases and tenders, interest on any such borrowings will reduce the Fund’s net income. In addition, although the board believes that share repurchases and tenders generally would have a favorable effect on the market price of the Fund’s shares, the acquisition of shares by the Fund will decrease the total assets of the Fund and therefore would have the effect of increasing the Fund’s ratio of expenses to average net assets.

More generally, the use of leverage (borrowing money or issuing senior securities to purchase properties or securities) will cause the Fund to incur additional expenses and may significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further negatively impact the Fund’s performance.

In the event that the Fund engages in financial leveraging, the asset coverage requirements of the 1940 Act may restrict the Fund’s ability to engage in repurchases of its shares. With respect to senior securities consisting of debt, such requirements provide that no purchases of shares may be made by the Fund unless, at the time of the purchase, the senior securities consisting of debt have an asset coverage of at least 300% after deducting the amount of the purchase price. With respect to senior securities consisting of preferred stock, such requirements provide that no purchases of shares may be made by the Fund unless, at the time of the purchase, the senior securities consisting of preferred stock have an asset coverage of at least 200% after deducting the amount of the purchase price.

It is the directors’ announced policy, which may be changed by the directors, that the Fund cannot accept tenders or effect repurchases if (1) such transactions, if consummated, would (a) impair the Fund’s status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing the Fund’s income to be taxed at the Fund level in addition to the taxation of stockholders who receive dividends from the Fund) or (b) result in a failure to comply with applicable asset coverage requirements; (2) the amount of securities tendered would require liquidation of such a substantial portion of the Fund’s securities that the Fund would not be able to liquidate portfolio securities in an orderly manner in light of the existing market conditions and such liquidation would have an adverse effect on the NAV of the Fund to the detriment of non-tendering stockholders; (3) there is any (a) in the board’s judgment, material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the United States, (c) limitation affecting the Fund or the issuers of its portfolio securities imposed by federal or state authorities on the extension of credit by lending institutions, (d) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (e) in the board’s judgment, other event or condition which would have a material adverse effect on the Fund or its holders of common stock if shares of common stock were repurchased; or (4) the board determines that effecting any such transaction would constitute a breach of their fiduciary duty owed the Fund or its stockholders. The directors may modify these conditions in light of experience.

Tender Offer Policy

The board of directors approved a self-tender offer policy (the “Self-Tender Policy”) beginning in 2020. Under the Self-Tender Policy, the Fund has undertaken to conduct a tender offer before October 31st after a fiscal year-end (June 30th) of 5% of outstanding shares of the Fund at 97.5% of NAV if the average discount was greater than 10% for the fiscal year just ended. The Self-Tender Policy was suspended by the Board as announced on June 5, 2020 due to the impacts of the COVID-19 pandemic on the Fund’s share price and securities markets generally. The Fund announced the reinstatement of the Self-Tender Policy on December 21, 2020. The average discount was greater than 10% for the fiscal year ended June 30, 2023. However, because of the uncertainty regarding the timing of a non-transferable rights offering conducted by the Fund in the fourth calendar quarter of 2023, the Board modified the Self-Tender Policy to allow for the Fund to commence the tender offer within a reasonable time following the conclusion of the rights offering. Such tender offer concluded on March 19, 2024. The Board has extended the Self-Tender Policy through June 30, 2025.

Tender offers will generally be made to all shareholders of the Fund and will not be conditioned upon any minimum number of shares being tendered. If the number of shares properly tendered and not withdrawn prior to the termination of the offer is less than or equal to the amount of shares offered to be repurchased, the Fund will, upon the terms and subject to the conditions of the offer, purchase all shares so tendered. In general, if more shares are tendered than the amount of the offer and not withdrawn prior to the termination of the offer, the Fund will purchase a number of shares equal to the amount of the offer on a pro rata basis. Costs associated with tender offers will be charged against capital. During the period of a tender offer, the Fund’s stockholders will be able to determine the Fund’s current NAV by use of a toll-free telephone number.

Shares that have been accepted and purchased by the Fund pursuant to a tender offer or share repurchase will be held in the treasury until retired by direction of the board. Treasury shares will be recorded and reported as an offset to stockholder’ equity and, accordingly, will reduce the Fund’s total assets. If treasury shares are retired, common stock issued and outstanding and capital in excess of par will be reduced.

Because of the nature of the Fund’s investment objective and policies, if the Adviser anticipates that a share repurchase or tender offer might have an adverse effect on the Fund’s investment performance and anticipate any material difficulty disposing of portfolio securities in order to consummate such share repurchase or tender offer, the board would consider deferring the share repurchase or tender offer. If the Fund must liquidate portfolio securities in order to effect a share repurchase or tender offer, the Fund’s ability to achieve its investment objective may be adversely affected.

If the Fund must liquidate portfolio securities in order to purchase shares tendered, the Fund may realize gains and losses on securities that it may not otherwise wish to sell in the ordinary course of its portfolio management, which may adversely affect the Fund’s yield. The portfolio turnover rate of the Fund may or may not be affected by the Fund’s repurchases of shares pursuant to a tender offer.

The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. In addition, portfolio transactions by the Fund to fund repurchase offers may increase portfolio turnover of the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to the Fund and, ultimately, shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional and custodial expenses that are borne by the Fund.

A shareholder’s tender of all or a part of its Shares for cash pursuant to a tender or repurchase will be a taxable transaction for federal income tax purposes. In certain circumstances, a shareholder will be treated as having received a dividend taxable as ordinary income in an amount equal to the entire amount of cash received by the shareholder for its Shares pursuant to the tender offer or repurchase offer.

In the exercise of its business judgement, in determining whether to undertake a tender offer, the Board of will generally consider, to the extent known at the time, the timing and procedures associated with a proposed tender offer, including when and how the purchase price will be determined, and how the Fund will fund the tender offer. The Board may consider all other information that it deems relevant in the exercise of its fiduciary duty.

These tender offers may be commenced or suspended at any time or from time to time without any notice. On May 31, 2020, in light of the effects of the COVID-19 pandemic on global economies and stock markets and the resulting volatility in stock prices, the Board initiated a temporary suspension of the Fund’s Self-Tender Policy. The Board may in the future determine to suspend the tender offer policy in light of prevailing economic conditions, heightened volatility in the financial markets, or other factors that the Board determines to be relevant in the exercise of its fiduciary duty.

Certain Provisions of Articles of Incorporation and Bylaws

The Fund presently has provisions in its Articles of Incorporation and Bylaws (together, the “Charter Documents”) that could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund’s freedom to engage in certain transactions or (iii) the ability of the Fund’s directors or stockholders to amend the Charter Documents or effect changes in the Fund’s management. The Charter Documents also contain provisions which would inhibit any conversion to an open-end investment company. The provisions of the Charter Documents may be regarded as “anti-takeover” provisions.

The board is divided into three classes. The term of office of the first class expired on the date of the second annual meeting of stockholders, the term of office of the second class expired on the date of the third annual meeting of stockholders and the term of office of the third class expired on the date of the fourth annual meeting of stockholders, etc. Upon the expiration of the term of office of each class as set forth above, the directors in such class will be elected for a term of three years to succeed the directors whose terms of office expired. Accordingly, only those directors in one class may be changed in any one year, and such classification may prevent replacement of a majority of the board for up to a two-year period (although under Maryland law procedures are available for the removal of directors even if they are not then standing for re-election, and under SEC regulations, procedures are available for including stockholder proposals in the annual proxy statement). Such system of electing directors is intended to have the effect of maintaining the continuity of management and, thus, make it more difficult for the Fund’s stockholders to change the majority of the directors. A director may be removed from office only by a vote of at least 75% of the outstanding shares of the Fund entitled to vote for the election of directors.

Under the Fund’s Articles of Incorporation, a vote of 75% (which is higher than that required under Maryland law or the 1940 Act) of the outstanding shares of common stock of the Fund is required to authorize (i) any merger or consolidation of the Fund with or into any other corporation; (ii) any sale, lease, exchange, mortgage, pledge, transfer or other disposition of assets of the Fund having an aggregate fair market value of $1,000,000 or more (other than in the regular course of its investment activities); and (iii) any amendment to the Articles of Incorporation of the Fund which converts the Fund to an open-end investment company. Any amendment to the Articles of Incorporation of the Fund which reduces the 75% vote required to authorize the enumerated actions also must be approved by vote of the holders of 75% of the outstanding shares of common stock. If any of the foregoing actions is approved by a vote of two-thirds of the directors who have served on the board for a period of at least 12 months, however, the affirmative vote of the holders of a majority of the Fund’s outstanding common stock will be sufficient to approve such actions.

The provisions of the Charter Documents described above could have the effect of depriving the owners of shares of opportunities to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a principal stockholder. However, they provide the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating continuity of the Fund’s management, objective and policies. The board of the Fund has considered the forgoing provisions and concluded that they are in the best interests of the Fund and its stockholders.

Subscription Rights

We may issue subscription rights to holders of our common shares to purchase common shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of our common shares, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our common stockholders as of the record date that we set for determining the stockholders eligible to receive subscription rights in such subscription rights offering.

The applicable prospectus supplement would describe the following terms of subscription rights in respect of which this prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each common or preferred share;

●	the number of rights required to purchase a single common or preferred share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right we may have in connection with such subscription rights offering; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the prospectus supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close time on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Outstanding Securities [Table Text Block]
Title of Class	Authorized	Amount of Shares Held by the Fund for its Account	Amount of Shares Outstanding as of March 31, 2024
Shares of common stock	100,000,000	0 shares	15,133,299 Shares

Risks Related to Offerings Pursuant to this Prospectus
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Offerings Pursuant to this Prospectus

A stockholder’s interest in us will be diluted if we issue additional shares of common stock, which could reduce the overall value of an investment in us. Our stockholders do not have preemptive rights to any shares we issue in the future. Our Articles of Incorporation authorizes us to issue up to 100,000,000 shares of capital stock, all of which is currently designated as common stock. Our board may elect to sell additional shares in the future or issue equity interests in private offerings. To the extent we issue additional equity interests at or below net asset value, stockholders’ the percentage ownership interest in us may be diluted. In addition, depending upon the terms and pricing of any additional offerings and the value of our investments, holders of our common stock may also experience dilution in the book value and fair value of their shares.

Under the 1940 Act, we generally are prohibited from issuing or selling our common stock at a price below net asset value per share, which may be a disadvantage as compared with certain public companies. We may, however, sell our common stock, or warrants, options, or rights to acquire our common stock, at a price below the current net asset value of our common stock if our board of directors and independent directors determine that such sale is in our best interests and the best interests of our stockholders, and our stockholders, including a majority of those stockholders that are not affiliated with us, approve such sale. In any such case, the price at which our securities are to be issued and sold may not be less than a price that, in the determination of our board of directors, closely approximates the fair value of such securities (less any distributing commission or discount). If we raise additional funds by issuing common stock or senior securities convertible into, or exchangeable for, our common stock, then the percentage ownership of our stockholders at that time will decrease and holders of our common stock will experience dilution.

Certain provisions of the Maryland General Corporation Law could deter takeover attempts. The Maryland Control Share Acquisition Act (“MCSAA”) significantly restricts the voting rights of control shares of a Maryland corporation acquired in a control share acquisition. To the extent that the Fund opts in to the MCSAA, the MCSAA may make it more difficult for a third party to obtain control of us and increase the difficulty of consummating such a transaction. The Fund has not opted-in to the provisions of the Maryland Control Share Acquisition Act, but may do so in the future upon the determination of the Board.

A recent decision in the U.S. District Court for the District of Maryland had the effect of allowing a closed-end fund organized in Maryland to remain opted in to the MCSAA notwithstanding a counterclaim alleging that the fund’s decision to opt in to the MCSAA violated Section 18(i) of the 1940 Act. A recent decision by the U.S. District Court for the Southern District of New York, however, held that certain funds that opted into the MCSAA violated Section 18(i) of the 1940 Act. That decision is incompatible with the prior decision in Maryland federal court that allowed a registered closed-end fund organized as a Maryland corporation to remain opted into the MCSAA, resulting in a circuit split on the issue. There is a risk that a court could follow the reasoning of the New York federal court, as opposed to the decision of the Maryland federal court, when determining whether a closed-end fund organized in Maryland can opt in to the MCSAA.

Discount From Net Asset Value
General Description of Registrant [Abstract]
Risk [Text Block]

Discount From Net Asset Value

Shares of closed-end funds frequently trade at a market price that is less than the value of the net assets attributable to those shares. The possibility that the Fund’s shares will trade at a discount from NAV is a risk separate and distinct from the risk that the Fund’s NAV will decrease. The risk of purchasing shares of a closed-end fund that might trade at a discount or unsustainable premium is more pronounced for investors who wish to sell their shares in a relatively short period of time after purchasing them because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The Fund’s shares are not redeemable at the request of stockholders. The Fund may repurchase its shares in the open market or in private transactions, although it has no present intention to do so. Stockholders desiring liquidity may, subject to applicable securities laws, trade their shares in the Fund on the NASDAQ Capital Market or other markets on which such shares may trade at the then current market value, which may differ from the then current NAV.

The NAV of our common stock may fluctuate significantly. The NAV and liquidity of the market for shares of our common stock may be significantly affected by numerous factors, some of which are beyond our control and may not be directly related to our operating performance. These factors include:

●	changes in the value of our portfolio of investments;

●	changes in regulatory policies or tax guidelines;

●	distributions that exceed our net investment income and net income as reported according to generally accepted account principles in the United States;

●	changes in earnings or variations in operating results;

●	changes in accounting guidelines governing valuation of our investments;

●	departure of our Adviser or certain of their respective key personnel; and

●	general economic trends and other external factors.

Investing in our securities involves a high degree of risk. The investments we make in accordance with our investment objective may result in a higher amount of risk than alternative investment options and includes volatility or loss of principal. Our investments in portfolio companies may be highly speculative and aggressive and, therefore, an investment in our securities may not be suitable for someone with lower risk tolerance. See also, “Description of Common Stock - Share Repurchases and Tender Offers”.

Risks of Investing in Caribbean Basin Countries
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Caribbean Basin Countries

The economies of Caribbean Basin Countries have in the past experienced considerable difficulties, including high inflation rates, high interest rates, and high unemployment. The emergence of the economies and securities markets of the Caribbean Basin Countries will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the development of the economies of the Caribbean Basin Countries.

The currencies of foreign countries (including those foreign countries in the definition of the Caribbean Basin) are subject to fluctuations relative to the U.S. Dollar and foreign countries (including those foreign countries in the definition of the Caribbean Basin) have had to make major adjustments in their currencies from time to time. Also many Caribbean Basin Countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Caribbean Basin Countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Caribbean Basin Companies. Inflation and rapid fluctuations in inflation rates have had, and could, in the future, have very negative effects on the economies and securities markets of certain Caribbean Basin Countries.

In addition, governments of many Caribbean Basin Countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Caribbean Basin Countries, which could affect the companies in which the Fund invests and, therefore, the value of Fund shares. Investments in foreign markets may be adversely affected by governmental actions such as the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Certain Caribbean Basin Countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Caribbean Basin markets, an undermining of Caribbean Basin economic stability, the collapse or slowdown of the drive towards economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in the Caribbean Basin generally or in specific countries participating in such trade agreements.

The Caribbean Basin has experienced natural disasters, including hurricanes, droughts and floods, which have caused substantial damage to parts of the Caribbean Basin and have harmed the region’s economies. The possibility exists that another natural disaster could materially disrupt and adversely affect the economies of Caribbean Basin Countries. In addition, companies and industries in which the Fund invests may experience substantial disruptions in operations as a result of any such natural disasters.

The Caribbean Basin is vulnerable to environmental disasters, for instance the BP Oil spill in the Gulf of Mexico in 2010 had a widespread economic impact on the region, as did the damage caused by Hurricane Maria in 2017. The potential and impact of such occurrences in the future is impossible to gauge.

Other Caribbean Basin market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing contracts, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Caribbean Basin countries may be less extensive than those available to investors in the United States or other foreign countries.

Geographic Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risk

The Fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

Foreign Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk

Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Economy Risk

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.

Currency Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk

Securities and other instruments in which the Fund invests may be denominated or quoted in currencies other than the U.S. Dollar. Changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Because the Fund’s assets are primarily invested in securities of Caribbean Basin Companies, and because some portion of revenues and income may be received in foreign currencies while Fund distributions will be made in dollars, the dollar equivalent of the Fund’s net assets and distributions would be adversely affected by reductions in the value of the foreign currencies relative to the dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. Conversely, when the U.S. Dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. Dollars. This risk, generally known as “currency risk,” means that a strong U.S. Dollar may reduce returns for U.S. investors while a weak U.S. Dollar may increase those returns. The Fund is managed with the assumption that most of its stockholders hold their assets in U.S. Dollars. As a result, and because distributions are made in U.S. Dollars, other non-U.S. investors will be adversely affected by reductions in the value of the U.S. Dollar relative to their home currency.

Governmental Supervision and Regulation/Accounting Standards
General Description of Registrant [Abstract]
Risk [Text Block]

Governmental Supervision and Regulation/Accounting Standards

Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Some of the securities held by the Fund may not be registered with the SEC nor may the issuers be subject to the SEC’s reporting requirements. Thus, there may be less available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

In addition, the U.S. Government has from time to time imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors, including current prohibitions on U.S. investment in Cuba. Investments in securities of Cuban companies, if permitted by U.S. law, may be subject to certain political and economic risks in addition to the risks associated with investment in the securities of issuers domiciled in other foreign countries. The risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in such countries. Investments in securities of Cuban companies, if and when the Fund is permitted to invest in such securities, will be speculative and involve risks not usually associated with investments in securities of issuers in more developed market economies. See “Emerging Markets Risk” below.

Some foreign securities or nations impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Adviser to completely and accurately determine a company’s financial condition. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer (including Cuba, if U.S. restrictions on travel to Cuba are lifted), interviews with its management and consultation with accountants, bankers and other specialists.

Certain Risks of Holding Fund Assets Outside the United States
General Description of Registrant [Abstract]
Risk [Text Block]

Certain Risks of Holding Fund Assets Outside the United States

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight of their operations. Also, the laws of certain countries limit the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

Settlement Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Settlement Risk

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates in markets that still rely on physical settlement. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes.

Emerging Markets Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets, including many Caribbean Basin Countries, may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and civil unrest. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Emerging capital markets are developing in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market.

Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/ earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund may need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Risks Related to Equity and Equity-Linked Securities
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Related to Equity and Equity-Linked Securities
Common Stock Risks
General Description of Registrant [Abstract]
Risk [Text Block]

Common Stock Risks

The Fund may invest in common stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. The Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.

The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Preferred Stock Risks
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risks

The Fund may invest in preferred stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Some fixed rate preferred stock may have mandatory sinking fund provisions that provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

Convertible Securities Risks
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risks.

The Fund may invest in convertible securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objective. Convertible securities have general characteristics similar to both debt and equity securities.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that the Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.

The Fund will invest in convertible securities based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that the Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.

If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

Risks of Other Equity-Linked Securities
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Other Equity-Linked Securities

Equity-linked securities are instruments whose value is based upon the value of one or more underlying equity securities, a reference rate or an index. Equity-linked securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of the underlying equity security, and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security.

Investments in equity-linked securities may subject the Fund to additional risks not ordinarily associated with investments in other equity securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, the Fund is subject to risks if the underlying equity security, reference rate or index underperforms, or if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Fund to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Fund’s portfolio.

Risks Relating to Our Adviser and its Affiliates
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Relating to Our Adviser and its Affiliates
Conflicts of Interest Caused by Compensation Arrangements
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Caused by Compensation Arrangements

The Adviser and its respective affiliates will receive substantial fees from us in return for their services. These fees could influence the advice provided to us. Generally, the more equity we sell in public offerings and the greater the risk assumed by us with respect to our investments, the greater the potential for growth in our assets and profits (and, correlatively, the fees payable by us to the Adviser). These compensation arrangements could affect our Adviser’s or its affiliates’ judgment with respect to public offerings of equity and investments made by us, which allow the Adviser to earn increased asset management fees.

Competition for the Time and Resources of the Adviser
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for the Time and Resources of the Adviser

The Adviser currently manages other investment entities and is not prohibited from raising money for and managing future investment entities that make the same types of investments as those we target. As a result, the time and resources that our Adviser devotes to us may be diverted, and during times of intense activity in other programs the Adviser may devote less time and resources to our business than is necessary or appropriate. In addition, we may compete with any such investment entity for the same investors and investment opportunities.

Conflicts of Interest in Connection with the Management of our Business Affairs
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest in Connection with the Management of our Business Affairs

Our Adviser will experience conflicts of interest in connection with the management of our business affairs, including relating to the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services that may be provided by the Adviser and its affiliates to issuers in which we invest; investments by us and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to us versus other clients; the Adviser’s use of information gained from issuers in our portfolio for investments by other clients, subject to applicable law; and restrictions on the Adviser’s use of “inside information” with respect to potential investments by us.

Conflicts of Interest with the Adviser’s Management of Other Accounts
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest with the Adviser’s Management of Other Accounts

Because our Adviser manages assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), certain conflicts of interest are present. For instance, an Adviser may receive fees from certain accounts that are higher than the fees received by the Adviser from us, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager for the Adviser has an incentive to favor the higher fee and/or performance-based fee accounts over us. In addition, a conflict of interest exists to the extent an Adviser has proprietary investments in certain accounts, where its portfolio managers or other employees have personal investments in certain accounts, or when certain accounts are investment options in the Adviser’s employee benefit plans. The Adviser has an incentive to favor these accounts over us. The Adviser has policies and procedures in place to mitigate such conflicts and our board of directors monitors these conflicts.

Risk due to the Adviser’s Actions on Behalf of its Other Accounts and Clients
General Description of Registrant [Abstract]
Risk [Text Block]

Risk due to the Adviser’s Actions on Behalf of its Other Accounts and Clients

Our Adviser manages assets for accounts other than us, including private funds (for purposes of this section, Adviser Funds). Actions taken by an Adviser on behalf of its Adviser Funds may be adverse to us and our investments, which could harm our performance. For example, we may invest in the same credit obligations as other Adviser Funds, although, to the extent permitted under the 1940 Act, our investments may include different obligations of the same issuer. Decisions made with respect to the securities held by one Adviser Fund may cause (or have the potential to cause) harm to the different class of securities of the issuer held by other Adviser Funds (including us). As a further example, an Adviser may manage accounts that engage in short sales of (or otherwise take short positions in) securities or other instruments of the type in which we invest, which could harm our performance for the benefit of the accounts taking short positions, if such short positions cause the market value of the securities to fall.

Risk due to Inside Information
General Description of Registrant [Abstract]
Risk [Text Block]

Risk due to Inside Information

In the course of it duties, the members, officers, directors, employees, principals or affiliates of our Adviser may come into possession of material, non-public information. The possession of such information may, to our detriment, limit the ability of our Adviser to buy or sell a security or otherwise to participate in an investment opportunity for us. In certain circumstances, employees of our Adviser may serve as board members or in other capacities for portfolio or potential portfolio companies, which could restrict our ability to trade in the securities of such companies. For example, if personnel of our Adviser comes into possession of material non-public information with respect to our investments, such personnel will be restricted by our Adviser’s information-sharing policies and procedures or by law or contract from sharing such information with our management team, even where the disclosure of such information would be in our best interests or would otherwise influence decisions taken by the members of the management team with respect to that investment. This conflict and these procedures and practices may limit the freedom of our Adviser to enter into or exit from potentially profitable investments for us which could have an adverse effect on our results of operations. Accordingly, there can be no assurance that we will be able to fully leverage the resources and industry expertise of our Adviser’s other businesses. Additionally, there may be circumstances in which one or more individuals associated with our Adviser will be precluded from providing services to us because of certain confidential information available to those individuals or to other parts of the Adviser.

Risk in Transactions with Affiliates
General Description of Registrant [Abstract]
Risk [Text Block]

Risk in Transactions with Affiliates

We are prohibited under the 1940 Act from participating in certain transactions with certain of our affiliates without the prior approval of a majority of the independent directors and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act, and we will generally be prohibited from buying or selling any securities from or to such affiliate on a principal basis. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times to the extent the transaction is considered a joint transaction. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or directors or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company that is controlled by a fund managed by either the Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.

We may, however, invest alongside our Adviser’s and its affiliates’ other clients, including other entities it manages, which we refer to as affiliates’ other clients, in certain circumstances when doing so is consistent with applicable law and SEC staff interpretations and guidance. We may also invest alongside the other clients of our Adviser, as otherwise permissible under regulatory guidance, applicable regulations and the Adviser’s allocation policies. However, we can offer no assurance that investment opportunities will be allocated to us fairly or equitably in the short-term or over time.

In situations when co-investment with affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of exemptive relief granted to us by the SEC, our Adviser will need to decide which client or clients will proceed with the investment. Generally, we will not have an entitlement to make a co-investment in these circumstances and, to the extent that another client elects to proceed with the investment, we will not be permitted to participate. Moreover, except in certain circumstances, we are unable to invest in any issuer in which an affiliate’s other client holds a controlling interest.

Risk of Investments that Could Give Rise to a Conflict of Interest
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Investments that Could Give Rise to a Conflict of Interest

We do not expect to invest in, or hold securities of, companies that are controlled by affiliates’ other clients. However, an affiliate’s other clients may invest in, and gain control over, one of our portfolio companies. If an affiliate’s other client, or clients, gains control over one of our portfolio companies, it may create conflicts of interest and may subject us to certain restrictions under the 1940 Act. As a result of these conflicts and restrictions our Adviser may be unable to implement our investment strategies as effectively as they could have in the absence of such conflicts or restrictions. For example, as a result of a conflict or restriction, our Adviser may be unable to engage in certain transactions that it would otherwise pursue. In order to avoid these conflicts and restrictions, our Adviser may choose to exit these investments prematurely and, as a result, we would forego any positive returns associated with such investments. In addition, to the extent that an affiliate’s other client holds a different class of securities than we as a result of such transactions, our interests may not be aligned.

Operational Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk

The valuation of the Fund’s investments may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Cybersecurity Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or proprietary information, cause the Fund, the Adviser and/or their service providers to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund and the Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		119 Washington Avenue, Suite 504
Entity Address, City or Town		Miami Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33139
Contact Personnel Name		Erik M. Herzfeld
Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid					$ 2.56	$ 2.25	$ 3.31	$ 3.59	$ 3.60	$ 3.63	$ 3.62	$ 3.83
Highest Price or Bid					2.89	3.40	4.06	3.95	4.31	4.36	4.99	5.31
Lowest Price or Bid, NAV					3.25	3.49	4.50	4.48	4.36	4.51	4.48	4.52
Highest Price or Bid, NAV					$ 3.57	$ 5.24	$ 5.18	$ 4.97	$ 5.19	$ 5.20	$ 5.52	$ 6.05
Highest Price or Bid, Premium (Discount) to NAV [Percent]					(18.16%)	(19.66%)	(18.94%)	(15.96%)	(16.15%)	(14.92%)	(8.61%)	(7.30%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					(26.29%)	(52.33%)	(27.39%)	(21.53%)	(20.57%)	(20.29%)	(20.94%)	(16.28%)
Share Price			$ 2.49
NAV Per Share			$ 3.36
Latest Premium (Discount) to NAV [Percent]			25.89%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		COMMON STOCK
Security Voting Rights [Text Block]		Each share has equal voting, dividend, distribution and liquidation rights. The shares outstanding are fully paid and nonassessable. Stockholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the directors then nominated for election if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any directors.
Security Preemptive and Other Rights [Text Block]		The Fund’s shares have no preemptive, conversion, exchange or redemption rights.
Outstanding Security, Title [Text Block]				Shares of common stock
Outstanding Security, Authorized [Shares]				100,000,000
Outstanding Security, Held [Shares]				0
Outstanding Security, Not Held [Shares]				15,133,299

[1]	To be provided by amendment. The actual amounts in connection with any offering will be set forth in the prospectus supplement if applicable.
[2]	During the fiscal year ended June 30, 2023, the Adviser voluntarily waived its management fee by 10 basis points (from 1.45% to 1.35%) in support of the Fund’s initiative to attempt to reduce the stock price discount to NAV. The Adviser has voluntarily agreed to waive its management fee by ten (10) basis points (from 1.45% to 1.35%) for any fiscal year beginning July 1, 2019 and ending June 30, 2025 if the Fund’s average discount to NAV during the preceding fiscal year is greater than 5%. The Adviser has further agreed to voluntarily waive its advisory fee on the Fund’s net assets in excess of $30 million by an additional ten (10) basis points. Accordingly, the Adviser’s advisory fee after the voluntary waivers is (i) 1.35% of the Fund’s assets up to and including $30 million and (ii) 1.25% of the Fund’s assets in excess of $30 million.
[3]	“Acquired Fund Fees and Expenses” are less than 0.005%. Total Annual Expenses may not correlate to the ratio of expenses to average net assets disclosed in the Fund’s annual and semi-annual reports to stockholders in the financial highlights table, which reflects operating expenses of the Fund and does not include “Acquired Fund” fees and expenses. The Fund’s Total Annual Expenses, after the Adviser’s voluntary waiver of 10 basis points of its management fee, is 3.35%.
[4]	“Other Expenses” do not include expenses of the Fund incurred in connection with any Offer. However, these expenses will be borne by the holders of the shares of common stock of the Fund and result in a reduction in the net asset value, or “NAV”, of the shares of common stock.